Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Comprehensive Income
Net income / loss (-)	€ (29,259)	€ (115,704)	€ 54,012
Items that will not be reclassified subsequently to profit or loss:
Re-measurement of defined benefit obligation	(94)	(40)	(583)
Items that may be reclassified subsequently to profit or loss:
Fair value adjustment of financial assets available-for-sale		(220)	(399)
Translation differences, arisen from translating foreign activities	197	(664)	(623)
Other comprehensive income / loss (-), net of income tax	103	(924)	(1,605)
Total comprehensive income/ loss (-) attributable to: Owners of the parent	€ (29,155)	€ (116,629)	€ 52,406